TRANSACTIONS WITH RELATED PARTIES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties
Defined contribution pension plans	R$ 613,100	R$ 554,872	R$ 516,118
Total	R$ 613,100	R$ 554,872	R$ 516,118